INCOME TAXES - Components of income/(loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Income taxes
Chinese Mainland	$ 547,190	$ 49,869	$ (10,405)
Others	138,220	82,242	27,888
Income before provision for income tax and loss from equity method investments	685,410	132,111	17,483
Income tax expenses	154,417	$ 38,320	$ 15,379
PRC
Income taxes
Income tax expenses	146,439
Foreign tax jurisdiction
Income taxes
Income tax expenses	$ 7,978